Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting

13Segment Reporting

The Company currently has three reportable segments: Pharmacy Services, Retail/LTC and Corporate. The Retail/LTC Segment includes the operating results of the Company’s Retail Pharmacy and LTC/RxCrossroads operating segments as the operations and economics characteristics are similar. The Company’s segments maintain separate financial information for which operating results are evaluated on a regular basis by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates its Pharmacy Services and Retail/LTC segments’ performance based on net revenue, gross profit and operating profit before the effect of nonrecurring charges and gains and certain intersegment activities. The Company evaluates the performance of its Corporate Segment based on operating expenses before the effect of nonrecurring charges and gains and certain intersegment activities. The chief operating decision maker does not use total assets by segment to make decisions regarding resources, therefore the total asset disclosure by segment has not been included. See Note 1 “Significant Accounting Policies” for a description of the Pharmacy Services, Retail/LTC and Corporate segments and related significant accounting policies.

In 2017, 2016 and 2015, approximately 12.3%,  11.7% and 10.0%, respectively, of the Company’s consolidated net revenues were from Aetna, a Pharmacy Services Segment client. More than 99% of the Company’s consolidated net revenues are earned in, and long-lived assets are located in the United States.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

	Pharmacy Services	Retail/LTC	Corporate	Intersegment	Consolidated
In millions	Segment(1)(2)	Segment(2)	Segment	Eliminations(2)	Totals
2017:
Net revenues	$130,596	$79,398	$—	$(25,229)	$184,765
Gross profit (3)	6,040	23,317	—	(812)	28,545
Operating profit (loss) (4)(5)	4,755	6,469	(966)	(741)	9,517
Depreciation and amortization	712	1,651	117	—	2,480
Additions to property and equipment	311	1,398	340	—	2,049
2016:
Net revenues	119,963	81,100	—	(23,537)	$177,526
Gross profit (3)	5,901	23,738	—	(782)	28,857
Operating profit (loss) (4)(5)(6)(7)	4,676	7,302	(891)	(721)	10,366
Depreciation and amortization	714	1,642	119	—	2,475
Additions to property and equipment	295	1,732	252	—	2,279
2015:
Net revenues	100,363	72,007	—	(19,080)	$153,290
Gross profit	5,227	21,992	—	(691)	26,528
Operating profit (loss) (4)(5)(7)	3,992	7,146	(1,035)	(628)	9,475
Depreciation and amortization	654	1,336	102	—	2,092
Additions to property and equipment	359	1,883	125	—	2,367
(1)

Net revenues of the Pharmacy Services Segment include approximately $10.8 billion, $10.5 billion and $8.9 billion of Retail Co-Payments for 2017, 2016 and 2015, respectively. See Note 1 “Significant Accounting Policies” to the consolidated financial statements for additional information about Retail Co-Payments.

(2)

Intersegment eliminations relate to intersegment revenue generating activities that occur between the Pharmacy Services Segment and the Retail/LTC Segment. These occur in the following ways: when members of Pharmacy Services Segment clients (“members”) fill prescriptions at the Company’s retail pharmacies to purchase covered products, when members enrolled in programs such as Maintenance Choice® elect to pick up maintenance prescriptions at one of the Company’s retail pharmacies instead of receiving them through the mail, or when members have prescriptions filled at the Company’s long-term care pharmacies. When these occur, both the Pharmacy Services and Retail/LTC segments record the revenues, gross profit and operating profit on a standalone basis.

(3)

The Retail/LTC Segment gross profit for the years ended December 31, 2017 and 2016 includes $2 million and $46 million, respectively of acquisition-related integration costs. The integration costs in 2017 are related to the acquisition of Omnicare and the integration costs in 2016 are related to the acquisitions of Omnicare and the pharmacies and clinics of Target.

(4)

The Retail/LTC Segment operating profit for the year ended December 31, 2017 includes $215 million of charges associated with store closures and $181 million of goodwill impairment charges related to its RxCrossroads reporting unit. The Retail/LTC Segment operating profit for the year ended December 31, 2016 includes a $34 million asset impairment charge in connection with planned store closures in 2017 related to the Company’s enterprise streamlining initiative. The Retail/LTC Segment operating profit for the years ended December 31, 2017, 2016 and 2015, include $34 million, $281 million and $64 million, respectively, of acquisition-related integration costs. The integration costs in 2017 are related to the acquisition of Omnicare and the integration costs in 2016 are related to the acquisitions of Omnicare and the pharmacies and clinics of Target.

(5)

The Corporate Segment operating loss for the year ended December 31, 2017 includes a $3 million reduction in integration costs for a change in estimate related to the acquisition of Omnicare. In addition, the Corporate Segment operating loss for the year ended December 31, 2017 includes $34 million in acquisition-related transaction costs related to the proposed Aetna acquisition and $9 million of transaction costs related to the divestiture of RxCrossroads. For the year ended December 31, 2016, the Corporate Segment operating loss includes $10 million of integration costs related to the acquisitions of Omnicare and the pharmacies and clinics of Target. For the year ended December 31, 2015, the Corporate Segment operating loss includes $156 million of acquisition-related transaction and integration costs related to the acquisitions of Omnicare and the pharmacies and clinics of Target. The Corporate Segment operating loss for 2015 also includes a $90 million charge related to a legacy lawsuit challenging the 1999 legal settlement by MedPartners of various securities class actions and a related derivative claim.

(6)	The Pharmacy Services Segment operating profit for the year ended December 31, 2016 includes the reversal of an accrual of $88 million in connection with a legal settlement.
(7)

Amounts revised to reflect the adoption of ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which increased consolidated operating profit by $28 and $21 million for the years ended December 31, 2016 and 2015, respectively.